WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 58.6%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.0%††
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$156,286	(a)

Entertainment - 1.1%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	705,312	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	610,000	324,444	(a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,400,000	964,278	(a)
Banijay Entertainment SASU, Senior
Secured Notes	5.375%	3/1/25	2,000,000	1,856,220	(a)

Total Entertainment				3,850,254

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	330,660	(a)
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	140,000	92,461	(a)

Total Interactive Media & Services				423,121

Media - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	1,376,000	1,326,278	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	180,000	132,584	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,670,000	1,507,100	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,230,000	2,059,182
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,615,000	2,211,362
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,166,638	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	525,744	(a)

Total Media				8,928,888

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,000,000	924,005	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	457,230	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	$465,070
Sprint Corp., Senior Notes	7.875%	9/15/23	300,000	305,323
Sprint Corp., Senior Notes	7.125%	6/15/24	1,010,000	1,022,414

Total Wireless Telecommunication Services				3,174,042

TOTAL COMMUNICATION SERVICES				16,532,591

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.0%††
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	237,000	225,360

Automobiles - 2.6%
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	840,000	811,767
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,300,000	2,863,509
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	850,000	779,467
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	4,300,000	3,827,817
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,051,869	(a)

Total Automobiles				9,334,429

Distributors - 0.8%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,524,258	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,151,247	1,283,641	(a)(b)

Total Distributors				2,807,899

Diversified Consumer Services - 0.8%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	782,000	714,740	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,211,685	(a)

Total Diversified Consumer Services				2,926,425

Hotels, Restaurants & Leisure - 8.1%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,300,000	1,266,531	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,380,000	1,348,601	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	2,380,000	2,335,970	(a)

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,130,000	$1,146,244	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	2,013,096	(a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	2,000,000	1,748,467
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	714,471	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	996,462	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,597,733
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	520,000	452,346	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,200,000	958,728	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	2,860,000	2,557,112	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,220,000	1,000,821	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	2,480,000	2,382,586	(a)
Sands China Ltd., Senior Notes	4.300%	1/8/26	400,000	328,208
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	682,508	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	506,898	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,660,000	1,454,650	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	2,480,000	2,672,510	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000	82,579	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,090,000	1,631,684	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	139,000	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	960,000	937,440	(a)

Total Hotels, Restaurants & Leisure				28,954,645

Specialty Retail - 1.4%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	413,653	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000	654,428	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000	1,328,888

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000	$884,631	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	380,000	212,868	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000	377,662	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000	514,285	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	235,278	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	390,000	304,395	(a)

Total Specialty Retail				4,926,088

TOTAL CONSUMER DISCRETIONARY				49,174,846

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	858,537	(a)

ENERGY - 11.0%
Energy Equipment & Services - 1.0%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	1,330,000	1,286,689	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,550,000	2,247,965	(a)

Total Energy Equipment & Services				3,534,654

Oil, Gas & Consumable Fuels - 10.0%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,437,000	2,184,673	(a)
Blue Racer Midstream LLC/Blue
Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,970,000	1,949,967	(a)
Blue Racer Midstream LLC/Blue
Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	599,454	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	830,000	700,831
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	291,240	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,720,000	2,661,153	(a)
Colgate Energy Partners III LLC, Senior Notes	7.750%	2/15/26	1,200,000	1,196,618	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000	1,105,770
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	510,000	483,411	(a)

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000	$379,364
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	426,712	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000	1,124,088
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,210,000	1,196,297	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	1,290,000	1,260,898	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000	214,915
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,360,000	1,331,046
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.375%	4/15/27	1,380,000	1,334,667	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,170,000	1,063,246	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	2,690,000	2,741,191	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	720,000	700,853	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,584,515	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	340,000	321,813
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	118,568
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	2,500,000	2,543,209
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	406,064
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,081,110
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	2,360,000	2,331,161	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	600,000	576,732	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,860,000	$2,724,622
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	94,951

Total Oil, Gas & Consumable Fuels				35,729,139

TOTAL ENERGY				39,263,793

FINANCIALS - 6.7%
Banks - 0.8%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	594,780	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,850,000	1,745,378	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	608,962	(a)(c)(d)

Total Banks				2,949,120

Capital Markets - 1.1%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	2,340,000	1,534,777	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	448,864	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	156,630	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	186,637	(a)(c)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	484,483	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,095,776	(a)(c)(d)

Total Capital Markets				3,907,167

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	$1,005,817	(a)

Diversified Financial Services - 1.5%
Bread Financial Holdings Inc., Senior Notes	4.750%	12/15/24	1,500,000	1,313,045	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,814,456	3,071,220	(a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	1,000,000	681,365	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	690,000	388,042	(a)

Total Diversified Financial Services				5,453,672

Insurance - 0.5%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,856,062	1,737,952	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	1,010,000	803,659	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	732,758	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	2,230,000	2,087,648	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	1,821,560	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				5,445,625

Thrifts & Mortgage Finance - 1.0%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,190,470	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,494,901	(a)

Total Thrifts & Mortgage Finance				3,685,371

TOTAL FINANCIALS				24,184,724

HEALTH CARE - 4.4%
Health Care Providers & Services - 1.3%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,061,511	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	1,677,023	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	750,000	$665,441	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	473,455	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,980,000	800,922	(a)

Total Health Care Providers & Services				4,678,352

Pharmaceuticals - 3.1%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	1,500,000	1,389,375	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	46,424	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	714,177	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,260,000	491,249	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	800,940	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,200,000	791,005	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	2,290,000	1,755,977	*(a)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	860,000	853,387
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	846,740
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,890,000	3,437,787

Total Pharmaceuticals				11,127,061

TOTAL HEALTH CARE				15,805,413

INDUSTRIALS - 9.0%
Aerospace & Defense - 0.2%
Bombardier Inc., Senior Notes	7.875%	4/15/27	960,000	913,502	(a)

Airlines - 4.2%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,329,442	(a)
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	3,090,000	3,383,573	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	1,878,277	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	879,346

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	3,870,000	$3,572,683	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	883,500	874,585	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	984,000	1,000,630	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	1,792,455	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	396,240	368,270

Total Airlines				15,079,261

Commercial Services & Supplies - 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,224,825	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,205,371	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000	1,970,750
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,200,000	1,144,128	(a)
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000	2,042,222	(a)

Total Commercial Services & Supplies				7,587,296

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,042,510	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000	1,001,522	(a)

Total Construction & Engineering				2,044,032

Electrical Equipment - 0.3%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,133,997	(a)

Machinery - 0.6%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,500,000	1,404,720	(a)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	746,187	(a)

Total Machinery				2,150,907

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Road & Rail - 0.5%
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	360,000		$359,516	(a)
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	1,266,000		1,280,569	(a)

Total Road & Rail					1,640,085

Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000		1,453,620	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	570,000	CAD	360,865	(a)

Total Trading Companies & Distributors					1,814,485

TOTAL INDUSTRIALS					32,363,565

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.6%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,030,000		916,037	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,110,000		940,303	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000		332,810	(a)

Total Communications Equipment					2,189,150

IT Services - 0.4%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000		381,274
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000		1,089,641	(a)

Total IT Services					1,470,915

Software - 0.8%
Consensus Cloud Solutions Inc., Senior Notes	6.000%	10/15/26	1,800,000		1,628,919	(a)
NortonLifeLock Inc., Senior Notes	6.750%	9/30/27	1,310,000		1,293,206	(a)

Total Software					2,922,125

Technology Hardware, Storage & Peripherals - 0.6%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000		705,665	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000		1,172,150	(a)

Total Technology Hardware, Storage & Peripherals					1,877,815

TOTAL INFORMATION TECHNOLOGY					8,460,005

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 3.1%
Chemicals - 0.0%††
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	143,377	$141,461	(a)(b)

Construction Materials - 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000	604,349	(a)

Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	719,940	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,566,609	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	682,667	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	810,163	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.125%	11/1/25	850,000	741,532	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	370,000	335,970

Total Containers & Packaging				4,856,881

Metals & Mining - 1.4%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	776,426	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	485,605	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,800,000	2,608,725	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,420,000	1,249,274	(a)

Total Metals & Mining				5,120,030

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	354,191

TOTAL MATERIALS				11,076,912

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	784,000	$740,453
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	294,926
GEO Group Inc., Secured Notes	10.500%	6/30/28	2,744,000	2,747,814
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,307,012
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	643,324
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	1,738,903	(a)
Service Properties Trust, Senior Notes	4.650%	3/15/24	852,000	803,788
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	746,640	(a)

Total Equity Real Estate Investment Trusts (REITs)				9,022,860

Real Estate Management & Development - 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	1,493,193	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	861,394	(a)

Total Real Estate Management & Development				2,354,587

TOTAL REAL ESTATE				11,377,447

UTILITIES - 0.3%
Electric Utilities - 0.3%
InterGen NV, Senior Secured Notes	7.000%	6/30/23	930,000	911,437	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $232,134,573)				210,009,270

SENIOR LOANS - 28.0%
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	8/15/25	1,273,684	1,249,204	(d)(f)(g)
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	9.229%	5/18/29	1,620,000	1,529,685	(d)(f)(g)
EW Scripps Co., Term Loan B2 (1 mo. USD LIBOR + 2.560%)	6.316%	5/1/26	1,447,725	1,421,101	(d)(f)(g)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	7.254%	12/17/26	687,504	$643,998	(d)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	5.912%	1/31/28	500,000	490,940	(d)(f)(g)

TOTAL COMMUNICATION SERVICES				5,334,928

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.9%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	4/30/26	769,139	749,611	(d)(f)(g)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	8.368%	3/30/27	2,048,813	1,947,397	(d)(f)(g)
Truck Hero Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	7.254%	1/31/28	600,850	519,510	(d)(f)(g)

Total Auto Components				3,216,518

Diversified Consumer Services - 0.9%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B1 (1 mo. Term SOFR + 3.600%)	7.329%	12/21/28	2,583,525	2,487,715	(d)(f)(g)
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	7.572%	8/12/28	588,298	582,570	(d)(f)(g)
TruGreen LP, Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	13.431%	11/2/28	210,000	179,550	(d)(f)(g)(h)

Total Diversified Consumer Services				3,249,835

Hotels, Restaurants & Leisure - 1.3%
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	7.254%	7/21/25	498,894	495,198	(d)(f)(g)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	12.674%	3/8/24	664,700	535,083	(d)(f)(g)(h)
Hornblower Sub LLC, PIK Term Loan (3 mo. USD LIBOR + 4.750% Cash and 0.500% PIK)	8.920%	4/27/25	2,360,872	1,750,976	(b)(d)(f)(g)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.315%	11/10/28	1,379,683	1,283,105	(d)(f)(g)(h)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	6.254%	5/29/26	500,000	495,035	(d)(f)(g)

Total Hotels, Restaurants & Leisure				4,559,397

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.2%
CNT Holdings I Corp., First Lien Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.239%	11/8/27	975,150	$951,746	(d)(f)(g)

Leisure Products - 1.4%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.202%	2/7/29	2,942,625	2,685,146	(d)(f)(g)(h)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.500%)	6.254%	5/30/28	2,439,125	2,298,497	(d)(f)(g)

Total Leisure Products				4,983,643

Specialty Retail - 1.5%
Academy Ltd., Refinancing Term Loan (1 mo. USD LIBOR + 3.750%)	6.878%	11/5/27	201,062	198,707	(d)(f)(g)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	7.504%	3/6/28	589,545	556,825	(d)(f)(g)
LS Group OpCo Acquisition LLC, Initial Term Loan (3 mo. USD LIBOR + 3.250%)	6.580%	11/2/27	933,375	908,874	(d)(f)(g)
PECF USS Intermediate Holding III Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	8.004%	12/15/28	1,707,100	1,327,117	(d)(f)(g)
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	7.688%	2/17/28	1,024,400	946,448	(d)(f)(g)
RVR Dealership Holdings LLC, 2022 Term Loan (1 mo. Term SOFR + 3.850%)	7.317%	2/8/28	208,508	183,834	(d)(f)(g)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	8.806%	6/19/26	1,186,802	1,164,697	(d)(f)(g)

Total Specialty Retail				5,286,502

TOTAL CONSUMER DISCRETIONARY				22,247,641

CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Naked Juice LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	6.903%	1/24/29	1,071,848	982,648	(d)(f)(g)

Household Products - 0.2%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 5.250%)	9.004%	12/23/28	952,800	658,623	(d)(f)(g)

TOTAL CONSUMER STAPLES				1,641,271

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	5.829%	8/4/28	1,045,678	$1,021,032	(d)(f)(g)

FINANCIALS - 2.5%
Capital Markets - 0.8%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	8.174%	11/12/27	643,451	609,068	(d)(f)(g)
Cowen Inc., Initial Term Loan (3 mo. USD LIBOR + 3.250%)	7.433%	3/24/28	2,151,675	2,144,962	(d)(f)(g)

Total Capital Markets				2,754,030

Diversified Financial Services - 0.8%
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.000%)	8.356%	2/20/29	706,450	681,725	(d)(f)(g)(h)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	10.504%	4/7/28	340,000	330,225	(d)(f)(g)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	7.479%	4/9/27	598,469	567,274	(d)(f)(g)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	6.504%	1/26/28	1,081,185	1,052,517	(d)(f)(g)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.110%	4/29/26	384,243	376,468	(d)(f)(g)

Total Diversified Financial Services				3,008,209

Insurance - 0.9%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	7.254%	2/15/27	799,500	744,534	(d)(f)(g)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	7.004%	7/31/27	866,800	766,576	(d)(f)(g)
Asurion LLC, New Term Loan B10 (3 mo. Term SOFR + 4.100%)	7.134%	8/21/28	840,000	758,310	(d)(f)(g)
Baldwin Risk Partners LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	6.814%	10/14/27	1,080,806	1,039,379	(d)(f)(g)

Total Insurance				3,308,799

TOTAL FINANCIALS				9,071,038

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.8%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	10/23/28	2,935,250	$2,704,099	(d)(f)(g)

Health Care Providers & Services - 2.7%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (1 mo. Term SOFR + 4.500%)	7.621%	11/15/28	820,000	766,700	(d)(f)(g)(h)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.424%	2/18/27	1,669,858	1,476,430	(d)(f)(g)
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	7.378%	10/2/25	1,196,954	933,409	(d)(f)(g)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	9.875%	4/22/27	2,172,500	1,634,806	(d)(f)(g)
Option Care Health Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	6.504%	10/27/28	1,449,050	1,429,126	(d)(f)(g)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	7.165%	12/11/26	820,000	748,250	(d)(f)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	8.813%	6/26/26	1,904,921	1,192,956	(d)(f)(g)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (3 mo. USD LIBOR + 3.250%)	6.924%	12/22/28	1,670,308	1,625,769	(d)(f)(g)

Total Health Care Providers & Services				9,807,446

Life Sciences Tools & Services - 0.2%
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	34,030	31,989	(h)(i)
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	6.674%	11/18/27	743,484	698,875	(d)(f)(g)(h)

Total Life Sciences Tools & Services				730,864

Pharmaceuticals - 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	7.674%	10/1/27	982,500	936,445	(d)(f)(g)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	7.254%	5/5/28	539,834	534,312	(d)(f)(g)

Total Pharmaceuticals				1,470,757

TOTAL HEALTH CARE				14,713,166

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.1%
Transdigm Inc., Refinancing Term Loan F (3 mo. USD LIBOR + 2.250%)	5.924%	12/9/25	498,718	$487,858	(d)(f)(g)

Air Freight & Logistics - 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.000%)	7.674%	7/26/28	1,637,625	1,458,772	(d)(f)(g)

Airlines - 1.8%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	6.421%	8/11/28	1,885,275	1,844,232	(d)(f)(g)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.993%	10/20/27	1,790,000	1,809,028	(d)(f)(g)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	8.777%	6/21/27	769,500	787,133	(d)(f)(g)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.108%	4/21/28	1,851,800	1,812,579	(d)(f)(g)

Total Airlines				6,252,972

Building Products - 1.3%
CP Atlas Buyer Inc., Term Loan B (1 mo. USD LIBOR + 3.500%)	7.254%	11/23/27	545,487	462,753	(d)(f)(g)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	6.340%	2/26/29	2,912,700	2,432,716	(d)(f)(g)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	6.754%	6/9/28	1,920,350	1,875,270	(d)(f)(g)

Total Building Products				4,770,739

Commercial Services & Supplies - 2.4%
DS Parent Inc., Term Loan B (3 mo. USD LIBOR + 5.750%)	9.424-9.920%	12/8/28	2,656,500	2,548,912	(d)(f)(g)
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.250%)	8.004%	8/31/28	1,389,500	1,333,920	(d)(f)(g)(h)
Madison IAQ LLC, Initial Term Loan (3 mo. USD LIBOR + 3.250%)	6.815%	6/21/28	1,639,250	1,487,160	(d)(f)(g)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	353,082	331,897	(h)(i)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	7.570%	8/31/28	2,279,900	$2,143,106	(d)(f)(g)(h)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	7.754%	8/27/25	698,232	690,814	(d)(f)(g)

Total Commercial Services & Supplies				8,535,809

Machinery - 0.4%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 3.729%)	8.329%	4/5/29	1,430,000	1,356,198	(d)(f)(g)

TOTAL INDUSTRIALS				22,862,348

INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.8%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	7.004%	4/6/26	1,936,518	1,851,795	(d)(f)(g)
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	8.344%	11/29/25	1,286,430	1,126,636	(d)(f)(g)

Total Communications Equipment				2,978,431

IT Services - 1.8%
Amentum Government Services Holdings LLC, Term Loan 3 (3 mo. Term SOFR + 4.000%)	7.206-7.558%	2/15/29	2,952,600	2,866,473	(d)(f)(g)
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.108%	4/27/28	891,000	644,385	(d)(f)(g)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	12.108%	4/27/29	1,100,000	764,896	(d)(f)(g)
UST Global Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	7.326%	11/20/28	2,203,350	2,164,791	(d)(f)(g)

Total IT Services				6,440,545

Software - 3.1%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	7.504%	10/8/28	2,501,100	2,329,149	(d)(f)(g)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	6.903%	10/16/26	1,823,250	1,760,193	(d)(f)(g)
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	9.903%	2/19/29	1,450,000	1,358,650	(d)(f)(g)

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.170%	7/27/28	544,500	$478,479	(d)(f)(g)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	12.670%	7/27/29	2,090,000	1,807,850	(d)(f)(g)
Particle Investments Sarl, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.250%)	8.924%	2/18/27	837,469	812,345	(d)(f)(g)(h)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	7.504%	2/1/28	735,005	709,280	(d)(f)(g)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	6.668%	3/5/27	498,530	489,260	(d)(f)(g)
Symplr Software Inc., First Lien Term Loan (1 mo. Term SOFR + 4.500%)	7.634%	12/22/27	1,260,800	1,181,471	(d)(f)(g)

Total Software				10,926,677

TOTAL INFORMATION TECHNOLOGY				20,345,653

MATERIALS - 0.9%
Chemicals - 0.5%
Hexion Holdings Corp., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	7.413%	3/15/29	1,895,250	1,623,282	(d)(f)(g)

Containers & Packaging - 0.2%
Graham Packaging Co. Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	6.754%	8/4/27	800,922	782,232	(d)(f)(g)

Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	909,805	747,480	(b)(f)(g)(h)(j)

TOTAL MATERIALS				3,152,994

TOTAL SENIOR LOANS (Cost - $108,239,146)				100,390,071

ASSET-BACKED SECURITIES - 7.7%
AIMCO CLO, 2015-AA DR2 (3 mo. USD LIBOR + 3.050%)	7.129%	10/17/34	1,000,000	865,895	(a)(d)
Alinea CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 3.100%)	7.343%	7/20/31	1,000,000	883,547	(a)(d)
American Money Management Corp. CLO Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	9.889%	4/17/29	900,000	799,492	(a)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	6.961%	11/25/32	998,485	$961,030	(d)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	8.437%	4/22/33	250,000	224,288	(a)(d)
Ares CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	6.729%	10/15/30	1,050,000	909,381	(a)(d)
Ares CLO Ltd., 2020-55A DR (3 mo. USD LIBOR + 3.150%)	7.229%	7/15/34	1,250,000	1,106,273	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	450,000	413,791	(a)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	10.643%	1/20/32	1,000,000	832,533	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.073%	4/20/35	1,350,000	1,140,172	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	10.774%	8/20/32	700,000	590,272	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	10.757%	4/19/34	160,000	134,024	(a)(d)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.350%)	10.429%	7/15/34	530,000	432,553	(a)(d)
Cathedral Lake Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	11.568%	4/25/34	250,000	210,402	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	9.479%	4/17/30	750,000	596,642	(a)(d)
Great Lakes CLO Ltd., 2014-1A CR (3 mo. USD LIBOR + 2.700%)	6.779%	10/15/29	900,000	881,574	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	6.579%	4/15/31	700,000	607,860	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	9.029%	4/15/31	480,000	384,871	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	4.126%	3/25/36	1,767,638	950,589	(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	11.943%	1/20/33	920,000	799,091	(a)(d)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	10.643%	4/20/34	500,000	429,872	(a)(d)
Magnetite Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	8.579%	1/15/28	1,250,000	1,084,375	(a)(d)

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	9.759%	10/15/31	290,000	$250,262	(a)(d)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	550,000	497,977	(a)
Midocean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	7.959%	7/15/29	500,000	422,427	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	6.893%	1/20/31	600,000	517,157	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2005-NC2 M4 (1 mo. USD LIBOR + 0.915%)	4.501%	3/25/35	707,519	699,816	(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	7.199%	7/15/31	690,000	594,816	(a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	611,420	539,942	(a)
Navient Private Education Loan Trust, 2020-A A2A	2.460%	11/15/68	357,641	317,924	(a)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	7.391%	10/13/31	510,000	434,823	(a)(d)
OZLM Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	6.472%	5/16/30	250,000	222,936	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	8.450%	4/15/31	830,000	826,041	(a)(d)(k)
Pulsar Funding LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	9.043%	1/20/33	500,000	436,404	(a)(d)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	6.852%	6/22/30	1,140,000	1,002,919	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	11.493%	7/20/34	520,000	424,754	(a)(d)
Stratus CLO Ltd., 2022-2A E (3 mo. Term SOFR + 7.650%)	9.978%	7/20/30	1,500,000	1,363,342	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.580%	5/25/31	1,328,309	1,082,427	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	11.129%	4/15/35	900,000	752,616	(a)(d)
Venture CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	6.899%	4/15/27	700,000	639,771	(a)(d)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	9.819%	4/15/27	650,000	513,629	(a)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	11.193%	4/20/34	300,000	$256,586	(a)(d)
Voya CLO Ltd., 2020-3A DR (3 mo. USD LIBOR + 3.250%)	7.493%	10/20/34	500,000	425,618	(a)(d)
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	7.729%	10/15/31	250,000	222,481	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $31,176,898)				27,683,195

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 1.6%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. USD LIBOR + 0.205%)	3.289%	2/25/37	630,783	611,078	(a)(d)
CSMC Trust, 2015-2R 7A2	3.146%	8/27/36	2,260,493	1,702,037	(a)(d)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	4.392%	5/15/36	1,000,000	982,010	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	5.886%	1/25/50	290,000	274,730	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	5.797%	10/25/50	338,773	338,900	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.047%	1/25/34	790,000	690,099	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	4.647%	1/25/34	127,045	123,686	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	769,412	(a)(d)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 3.500%)	6.628%	5/1/24	378,210	379,590	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,539,578)				5,871,542

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	130,000	$115,781

Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	742,580

TOTAL COMMUNICATION SERVICES				858,361

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,200,000	762,600

FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	770,000	754,600
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	420,000	368,288

TOTAL FINANCIALS				1,122,888

INDUSTRIALS - 0.2%
Airlines - 0.2%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	750,000	622,875

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,158,092)				3,366,724

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
B Riley Financial Inc.	5.000%		26,000	520,260
B Riley Financial Inc.	6.000%		22,225	409,385

TOTAL PREFERRED STOCKS (Cost - $1,205,625)				929,645

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	$25,822
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	1,820,408	388,250
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	953,791	190,493

TOTAL SOVEREIGN BONDS (Cost - $1,674,311)				604,565

			SHARES/UNITS
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			282,728,964	0	*(h)(j)(m)

Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			362	3,211
Permian Production Partners LLC			37,916	24,645	*(j)

Total Oil, Gas & Consumable Fuels				27,856

TOTAL ENERGY				27,856

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	0	*(h)(j)(m)

TOTAL COMMON STOCKS (Cost - $2,316,805)				27,856

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,879)		5/28/28	15,540	3,419	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $387,459,907)				348,886,287

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,762,737)	2.996%	3,762,737	$3,762,737	(n)(o)

TOTAL INVESTMENTS - 98.4% (Cost - $391,222,644)			352,649,024
Other Assets in Excess of Liabilities - 1.6%			5,807,800

TOTAL NET ASSETS - 100.0%			$358,456,824

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of October 31, 2022.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	All or a portion of this loan is unfunded as of October 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Value is less than $1.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2022, the total market value of investments in Affiliated Companies was $3,762,737 and the cost was $3,762,737 (Note 2).

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	25

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At October 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	809,439	USD	522,898	Morgan Stanley & Co. Inc.	1/18/23	$(3,737)
EUR	63,126	USD	63,425	Morgan Stanley & Co. Inc.	1/18/23	(623)
USD	106,968	CAD	146,072	Morgan Stanley & Co. Inc.	1/18/23	(369)

Total						$(4,729)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At October 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Ford Motor Co., 4.346%, due 12/8/26	$1,400,000	12/20/26	3.353%	5.000% quarterly	$80,297	$170,635	$(90,338)
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	0.973%	1.000% quarterly	1,204	(45,464)	46,668

Total	$2,760,000				$81,501	$125,171	$(43,670)

See Notes to Schedule of Investments.

26	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Beazer Homes USA Inc., 6.750%, due 3/15/25	$950,000	12/20/27	7.756%	5.000% quarterly	$92,392	$116,391	$(23,999)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	950,000	6/20/27	4.136%	5.000% quarterly	(31,983)	(15,939)	(16,044)
KB Home, 6.875%, due 6/15/27	1,338,000	12/20/27	4.205%	5.000% quarterly	(43,250)	(12,911)	(30,339)
Macy’s Retail Holdings LLC, 4.500%, due 12/15/34	950,000	12/20/27	4.138%	1.000% quarterly	123,154	195,537	(72,383)
NOVA Chemicals Corp., 4.875%, due 6/1/24	724,000	6/20/27	4.471%	5.000% quarterly	(14,177)	(16,793)	2,616
Xerox Corp., 3.800%, due 5/15/24	376,000	6/20/27	4.643%	1.000% quarterly	50,475	49,390	1,085

Total	$5,288,000				$176,611	$315,675	$(139,064)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	27

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

28	Western Asset Short Duration High Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

29

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

30

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$210,009,270	—		$210,009,270
Senior Loans:
Consumer Discretionary	—	17,564,757	$4,682,884		22,247,641
Financials	—	8,389,313	681,725		9,071,038
Health Care	—	12,467,352	2,245,814		14,713,166
Industrials	—	19,053,425	3,808,923		22,862,348
Information Technology	—	19,533,308	812,345		20,345,653
Materials	—	2,405,514	747,480		3,152,994
Other Senior Loans	—	7,997,231	—		7,997,231
Asset-Backed Securities	—	27,683,195	—		27,683,195
Collateralized Mortgage Obligations	—	5,871,542	—		5,871,542
Convertible Bonds & Notes	—	3,366,724	—		3,366,724
Preferred Stocks	$929,645	—	—		929,645
Sovereign Bonds	—	604,565	—		604,565
Common Stocks:
Energy	3,211	24,645	0	*	27,856
Materials	—	—	0	*	0	*
Warrants	3,419	—	—		3,419

Total Long-Term Investments	936,275	334,970,841	12,979,171		348,886,287

Short-Term Investments†	3,762,737	—	—		3,762,737

Total Investments	$4,699,012	$334,970,841	$12,979,171		$352,649,024

Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	$46,668	—		$46,668
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	3,701	—		3,701

Total Other Financial Instruments	—	$50,369	—		$50,369

Total	$4,699,012	$335,021,210	$12,979,171		$352,699,393

31

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,729	—	$4,729
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	90,338	—	90,338
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	142,765	—	142,765

Total	—	$237,832	—	$237,832

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2022		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer Discretionary	$3,859,401		$683	$43	$(76,807)	—
Financials	2,777,724		636	47	55,530	—
Health Care	741,551		527	27	(6,125)	$763,474
Industrials	3,804,671		517	40	12,937	41,656
Information Technology	2,646,864		4,120	339	20,097	—
Materials	760,869		—	—	(41,552)	28,163
Common Stocks:
Energy	24,645		—	—	(24,645)	—
Materials	0	*	—	—	—	—

Total	$14,615,725		$6,483	$496	$(60,565)	$833,293

32

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2022[1]
Senior Loans:
Consumer Discretionary	$(9,750)	$1,818,188	$(908,874)	$4,682,884		$(82,561)
Financials	(7,250)	—	(2,144,962)	681,725		3,284
Health Care	(1,890)	748,250	—	2,245,814		(6,125)
Industrials	(50,898)	—	—	3,808,923		12,937
Information Technology	(7,280)	—	(1,851,795)	812,345		(1,759)
Materials	—	—	—	747,480		(41,551)
Common Stocks:
Energy	—	—	—	0	*	—
Materials	—	—	—	0	*	—

Total	$(77,068)	$2,566,438	$(4,905,631)	$12,979,171		$(115,775)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2022. The following transactions were effected in such company for the period ended October 31, 2022.

33

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at July 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,474,018	$32,356,800	32,356,800	$40,068,081	40,068,081

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$27,030	—	$3,762,737

34